SCHEDULE OF DERIVATIVE AND WARRANTS GRANTED VALUATION USING BLACK-SCHOLES PRICING METHOD (Details) - Valuation Technique, Option Pricing Model [Member]	6 Months Ended		12 Months Ended
	Oct. 31, 2023	Oct. 31, 2022	Apr. 30, 2023	Apr. 30, 2022
Measurement Input, Price Volatility [Member]
Property, Plant and Equipment [Line Items]
Derivative liability measurement input	150			50
Measurement Input, Expected Dividend Rate [Member]
Property, Plant and Equipment [Line Items]
Derivative liability measurement input	0	0	0	0
Minimum [Member] | Measurement Input, Expected Term [Member]
Property, Plant and Equipment [Line Items]
Derivative liabilities measurement input	2 years 9 months	3 years 9 months 3 days	3 years 3 months	1 year 11 months 12 days
Minimum [Member] | Measurement Input, Price Volatility [Member]
Property, Plant and Equipment [Line Items]
Derivative liability measurement input		50	50
Minimum [Member] | Measurement Input, Risk Free Interest Rate [Member]
Property, Plant and Equipment [Line Items]
Derivative liability measurement input	4.08	2.90	2.90	2.67
Maximum [Member] | Measurement Input, Expected Term [Member]
Property, Plant and Equipment [Line Items]
Derivative liabilities measurement input	10 years	10 years	10 years	4 years 3 months 18 days
Maximum [Member] | Measurement Input, Price Volatility [Member]
Property, Plant and Equipment [Line Items]
Derivative liability measurement input		150	150
Maximum [Member] | Measurement Input, Risk Free Interest Rate [Member]
Property, Plant and Equipment [Line Items]
Derivative liability measurement input	5.37	4.34	4.34	2.90